Loans and Allowance for Credit Losses (Loan Modifications) (Details) ¥ in Millions	6 Months Ended
Sep. 30, 2023 JPY (¥)
Commercial | Domestic | Interest rate reduction
Financing Receivable, Modifications [Line Items]
Amortized Cost Basis at the Period End	¥ 2,909
Percentage of Total Class of Loans	0.01%
Loans Modified within 12 months of Subsequent Default	¥ 0
Commercial | Domestic | Term extension
Financing Receivable, Modifications [Line Items]
Amortized Cost Basis at the Period End	¥ 146,968
Percentage of Total Class of Loans	0.27%
Loans Modified within 12 months of Subsequent Default	¥ 2,676
Commercial | Domestic | Combination of interest rate reduction and term extension
Financing Receivable, Modifications [Line Items]
Amortized Cost Basis at the Period End	¥ 4,774
Percentage of Total Class of Loans	0.01%
Loans Modified within 12 months of Subsequent Default	¥ 0
Commercial | Domestic | Combination of term extension and principal forgiveness
Financing Receivable, Modifications [Line Items]
Amortized Cost Basis at the Period End	¥ 0
Percentage of Total Class of Loans	0.00%
Loans Modified within 12 months of Subsequent Default	¥ 0
Commercial | Domestic | All other modifications and combinations
Financing Receivable, Modifications [Line Items]
Amortized Cost Basis at the Period End	¥ 0
Percentage of Total Class of Loans	0.00%
Loans Modified within 12 months of Subsequent Default	¥ 0
Commercial | Foreign | Interest rate reduction
Financing Receivable, Modifications [Line Items]
Amortized Cost Basis at the Period End	¥ 0
Percentage of Total Class of Loans	0.00%
Loans Modified within 12 months of Subsequent Default	¥ 0
Commercial | Foreign | Term extension
Financing Receivable, Modifications [Line Items]
Amortized Cost Basis at the Period End	¥ 101,054
Percentage of Total Class of Loans	0.22%
Loans Modified within 12 months of Subsequent Default	¥ 0
Commercial | Foreign | Combination of interest rate reduction and term extension
Financing Receivable, Modifications [Line Items]
Amortized Cost Basis at the Period End	¥ 0
Percentage of Total Class of Loans	0.00%
Loans Modified within 12 months of Subsequent Default	¥ 0
Commercial | Foreign | Combination of term extension and principal forgiveness
Financing Receivable, Modifications [Line Items]
Amortized Cost Basis at the Period End	¥ 0
Percentage of Total Class of Loans	0.00%
Loans Modified within 12 months of Subsequent Default	¥ 0
Commercial | Foreign | All other modifications and combinations
Financing Receivable, Modifications [Line Items]
Amortized Cost Basis at the Period End	¥ 0
Percentage of Total Class of Loans	0.00%
Loans Modified within 12 months of Subsequent Default	¥ 0
Residential | Foreign | Interest rate reduction
Financing Receivable, Modifications [Line Items]
Amortized Cost Basis at the Period End	¥ 0
Percentage of Total Class of Loans	0.00%
Loans Modified within 12 months of Subsequent Default	¥ 0
Residential | Foreign | Term extension
Financing Receivable, Modifications [Line Items]
Amortized Cost Basis at the Period End	¥ 8,491
Percentage of Total Class of Loans	0.07%
Loans Modified within 12 months of Subsequent Default	¥ 60
Residential | Foreign | Combination of interest rate reduction and term extension
Financing Receivable, Modifications [Line Items]
Amortized Cost Basis at the Period End	¥ 0
Percentage of Total Class of Loans	0.00%
Loans Modified within 12 months of Subsequent Default	¥ 0
Residential | Foreign | Combination of term extension and principal forgiveness
Financing Receivable, Modifications [Line Items]
Amortized Cost Basis at the Period End	¥ 0
Percentage of Total Class of Loans	0.00%
Loans Modified within 12 months of Subsequent Default	¥ 0
Residential | Foreign | All other modifications and combinations
Financing Receivable, Modifications [Line Items]
Amortized Cost Basis at the Period End	¥ 0
Percentage of Total Class of Loans	0.00%
Loans Modified within 12 months of Subsequent Default	¥ 0
Card | Foreign | Interest rate reduction
Financing Receivable, Modifications [Line Items]
Amortized Cost Basis at the Period End	¥ 0
Percentage of Total Class of Loans	0.00%
Loans Modified within 12 months of Subsequent Default	¥ 0
Card | Foreign | Term extension
Financing Receivable, Modifications [Line Items]
Amortized Cost Basis at the Period End	¥ 0
Percentage of Total Class of Loans	0.00%
Loans Modified within 12 months of Subsequent Default	¥ 0
Card | Foreign | Combination of interest rate reduction and term extension
Financing Receivable, Modifications [Line Items]
Amortized Cost Basis at the Period End	¥ 12,480
Percentage of Total Class of Loans	2.61%
Loans Modified within 12 months of Subsequent Default	¥ 1,472
Card | Foreign | Combination of term extension and principal forgiveness
Financing Receivable, Modifications [Line Items]
Amortized Cost Basis at the Period End	¥ 121
Percentage of Total Class of Loans	0.03%
Loans Modified within 12 months of Subsequent Default	¥ 1
Card | Foreign | All other modifications and combinations
Financing Receivable, Modifications [Line Items]
Amortized Cost Basis at the Period End	¥ 0
Percentage of Total Class of Loans	0.00%
Loans Modified within 12 months of Subsequent Default	¥ 0
Krungsri | Foreign | Interest rate reduction
Financing Receivable, Modifications [Line Items]
Amortized Cost Basis at the Period End	¥ 389
Percentage of Total Class of Loans	0.00%
Loans Modified within 12 months of Subsequent Default	¥ 113
Krungsri | Foreign | Term extension
Financing Receivable, Modifications [Line Items]
Amortized Cost Basis at the Period End	¥ 193,354
Percentage of Total Class of Loans	2.21%
Loans Modified within 12 months of Subsequent Default	¥ 1,854
Krungsri | Foreign | Combination of interest rate reduction and term extension
Financing Receivable, Modifications [Line Items]
Amortized Cost Basis at the Period End	¥ 2,134
Percentage of Total Class of Loans	0.02%
Loans Modified within 12 months of Subsequent Default	¥ 122
Krungsri | Foreign | Combination of term extension and principal forgiveness
Financing Receivable, Modifications [Line Items]
Amortized Cost Basis at the Period End	¥ 464
Percentage of Total Class of Loans	0.01%
Loans Modified within 12 months of Subsequent Default	¥ 834
Krungsri | Foreign | All other modifications and combinations
Financing Receivable, Modifications [Line Items]
Amortized Cost Basis at the Period End	¥ 884
Percentage of Total Class of Loans	0.01%
Loans Modified within 12 months of Subsequent Default	¥ 142
Other | Foreign | Interest rate reduction
Financing Receivable, Modifications [Line Items]
Amortized Cost Basis at the Period End	¥ 250
Percentage of Total Class of Loans	0.01%
Loans Modified within 12 months of Subsequent Default	¥ 185
Other | Foreign | Term extension
Financing Receivable, Modifications [Line Items]
Amortized Cost Basis at the Period End	¥ 1,569
Percentage of Total Class of Loans	0.09%
Loans Modified within 12 months of Subsequent Default	¥ 290
Other | Foreign | Combination of interest rate reduction and term extension
Financing Receivable, Modifications [Line Items]
Amortized Cost Basis at the Period End	¥ 149
Percentage of Total Class of Loans	0.01%
Loans Modified within 12 months of Subsequent Default	¥ 0
Other | Foreign | Combination of term extension and principal forgiveness
Financing Receivable, Modifications [Line Items]
Amortized Cost Basis at the Period End	¥ 0
Percentage of Total Class of Loans	0.00%
Loans Modified within 12 months of Subsequent Default	¥ 0
Other | Foreign | All other modifications and combinations
Financing Receivable, Modifications [Line Items]
Amortized Cost Basis at the Period End	¥ 0
Percentage of Total Class of Loans	0.00%
Loans Modified within 12 months of Subsequent Default	¥ 0